Intangible Assets, Net	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net
Intangible Assets, Net

9. Intangible Assets, Net

	As of December 31,
	2022	2023
	RMB	RMB
Customer relationships	61,973	61,973
Less: accumulated amortization	(32,536)	(38,733)
Customer relationships, net	29,437	23,240

Amortization expenses for customer relationships acquired through the business combination of COE Business were RMB6,198, RMB6,197 and RMB6,197 for the years ended December 31, 2021, 2022 and 2023, respectively.

The estimated amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

Years ended
December 31,
RMB
2023	6,197
2024	6,197
2025	6,197
2026	4,649
Total	23,240